GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS	GOODWILL AND OTHER INTANGIBLE ASSETS
Changes in the carrying amount of goodwill by segment are as follows:

(In millions)	January 1, 2024	Additions	Translation	December 31, 2024	Additions	Translation	December 31, 2025
Electrical Americas	$7,415	$17	$(35)	$7,396	$581	$33	$8,010
Electrical Global	4,038	—	(196)	3,842	—	314	4,156
Aerospace	2,901	—	(45)	2,856	—	121	2,977
Mobility	623	—	(5)	619	—	7	626
Total	$14,977	$17	$(281)	$14,713	$581	$475	$15,769
During the first quarter of 2026, Eaton re-segmented certain business segments due to a reorganization of the Company's businesses. The new segment is Mobility, which consists of the legacy Vehicle and eMobility segments. The Company's reporting units are equivalent to the business segments, except for the Aerospace segment which continues to have two reporting units.
As a result of the re-segmentation, the goodwill of the legacy Vehicle and eMobility reporting units was combined and assigned to the new Mobility reporting unit. The re-segmentation did not result in a reallocation of goodwill using a relative fair value methodology, as the re-segmentation resulted in a combination of previously existing reporting units and did not change the composition of other reporting units.
The 2025 additions to goodwill relate primarily to the anticipated synergies of acquiring Fibrebond and Resilient. The allocation of the purchase price from these acquisitions are preliminary and will be completed during the measurement period. The 2024 additions to goodwill relate primarily to the anticipated synergies of acquiring Exertherm.
A summary of other intangible assets is as follows:

	December 31
	2025		2024
(In millions)	Historical cost	Accumulated amortization	Historical cost	Accumulated amortization
Intangible assets not subject to amortization
Trademarks	$1,215		$1,200

Intangible assets subject to amortization
Customer relationships	$5,236	$2,934	$4,659	$2,577
Patents and technology	2,225	1,191	1,979	1,056
Trademarks	1,214	787	1,107	693
Other	235	159	169	131
Total intangible assets subject to amortization	$8,911	$5,071	$7,915	$4,456
Amortization expense related to intangible assets subject to amortization in 2025, and estimated amortization expense for each of the next five years, is as follows

(In millions)
2025	$461
2026	469
2027	438
2028	365
2029	328
2030	286